October 22, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rayliant Funds Trust (the “Registrant”), Files Nos. 333-286029 and 811-24067

Ladies and Gentlemen:

On behalf of the Registrant, we hereby electronically file, Post-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to add Rayliant Wilshire NxtGen International Equity ETF as a new series of the Trust.

If you have any questions concerning this filing, please contact the undersigned at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla

Thompson Hine llp Attorneys at Law	3900 Key Center 127 Public Square Cleveland, Ohio 44114-1291	www.ThompsonHine.com O: 216.566.5500 F: 216.566.5800